Related Party Balances and Transactions (Details) - Schedule of Due From Related Parties - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Related Party Balances and Transactions (Details) - Schedule of Due From Related Parties [Line Items]
Due from related parties, net		$ 2,298,833	$ 2,140,593
Subtotal		16,768	118,114
Shanghai Stamp Technology Co., Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of Due From Related Parties [Line Items]
Due from related parties, net	[1]		172,811
Ban Lor [Member]
Related Party Balances and Transactions (Details) - Schedule of Due From Related Parties [Line Items]
Due from related parties, net	[2]	25,697	37,638
Stewart Lor [Member]
Related Party Balances and Transactions (Details) - Schedule of Due From Related Parties [Line Items]
Due from related parties, net	[2]	1,470,016	1,566,478
Yuxia Xu [Member]
Related Party Balances and Transactions (Details) - Schedule of Due From Related Parties [Line Items]
Due from related parties, net	[2]	397,694	363,666
Xuzhi Zhou [Member]
Related Party Balances and Transactions (Details) - Schedule of Due From Related Parties [Line Items]
Due from related parties, net	[2]	100,000
Jing Deng [Member]
Related Party Balances and Transactions (Details) - Schedule of Due From Related Parties [Line Items]
Due from related parties, net	[2]	170,000
Xiaoyan Liu [Member]
Related Party Balances and Transactions (Details) - Schedule of Due From Related Parties [Line Items]
Due from related parties, net	[2]	135,426
Hong Yu [Member]
Related Party Balances and Transactions (Details) - Schedule of Due From Related Parties [Line Items]
Subtotal	[3]		118,114
Shanghai Yue See cultural development Co., LTD [Member]
Related Party Balances and Transactions (Details) - Schedule of Due From Related Parties [Line Items]
Subtotal		16,549
Zhongchuan Dadi (Beijing) Technology Co., LTD [Member]
Related Party Balances and Transactions (Details) - Schedule of Due From Related Parties [Line Items]
Subtotal		$ 219

[1]	In connection with the acquisition of Smartconn, the balance was eliminated.
[2]	From time to time, the Company advances funds to senior management for business purpose.
[3]	The above balances represent unpaid loan and expenses to these related parties.